Operating Segment Information - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	$ 89,792	$ 75,676	$ 57,264
Nanjing Probio Biotech Co., Ltd.
Disclosure Of Operating Segments [Line Items]
Revenue	3,400
United States of America
Disclosure Of Operating Segments [Line Items]
Revenue	$ 86,368	$ 75,676	$ 57,261
Customer information	single customer	single customer	single customer